Income Tax	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
INCOME TAX

16. INCOME TAX

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

SJFZ is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2024, 2023 and 2022 Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

(Loss) income before income tax expense is attributable to the following tax jurisdictions:

	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

Hong Kong	1,559	1,358	(979)
Cayman Islands	(5,960)	(9)	-
(Loss) income before income tax expense	(4,401)	1,349	(979)

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2024, 2023 and 2022.

	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

(Loss) income before income tax expense	(4,401)	1,349	(979)

Tax at Hong Kong statutory tax rate of 16.5%	(726)	223	(162)
Effect of tax-exempt for the Company incorporated in Cayman Islands	984	1	-
Tax effect on non-assessable income	-	(8)	-
Tax effect on non-deductible expenses	60	53	4
Tax effect on deductible temporary differences	(2)	6	17
Tax effect on tax losses not recognized	-	-	141
Tax effect of utilization of tax losses previously not recognized	(140)	(275)	-
Tax concession	(21)	-	-
Income tax expense	155	-	-

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2024 and 2023:

	As of March 31,
	2024	2023
	$’000	$’000

Deferred tax assets, net:
Net operating loss carryforwards	-	140
Less: valuation allowance	-	(140)
Deferred tax assets, net:	-	-

The movement of valuation allowance is as follows:

	As of March 31,
	2024	2023
	$’000	$’000

Beginning balance	140	415
Operating loss utilized	(140)	(275)
Ending balance	-	140

The Group had nil and $816,000 unused tax losses carried forward as of March 31, 2024 and 2023. As of March 31, 2023, no deferred tax assets have been recognized for these tax loss carry-forwards because management is not able to reliably estimate if and when the benefit of potential tax assets would be realized.